Provisions, contingent liabilities, contingent assets and credit commitments - Undrawn credit commitments (Details) - AUD ($) $ in Millions	Sep. 30, 2020	Sep. 30, 2019
Undrawn credit commitments
Letters of credit and guarantees	$ 12,610	$ 15,150
Commitments to extend credit	184,064	176,002
Other	267	188
Total undrawn credit commitments	196,941	191,340
Commitments to customers, which had not yet been accepted	4,900	5,000
Within 1 Year
Undrawn credit commitments
Letters of credit and guarantees	5,909
Commitments to extend credit	71,350
Total undrawn credit commitments	77,259
Over 1 to 3 years
Undrawn credit commitments
Letters of credit and guarantees	3,709
Commitments to extend credit	33,832
Total undrawn credit commitments	37,541
Over 3 to 5 Years
Undrawn credit commitments
Letters of credit and guarantees	492
Commitments to extend credit	13,428
Other	67
Total undrawn credit commitments	13,987
Over 5 Years
Undrawn credit commitments
Letters of credit and guarantees	2,500
Commitments to extend credit	65,454
Other	200
Total undrawn credit commitments	68,154
Parent Entity
Undrawn credit commitments
Letters of credit and guarantees	12,069	14,583
Commitments to extend credit	159,644	153,716
Other	266	188
Total undrawn credit commitments	$ 171,979	$ 168,487